INTEGRITY MANAGED PORTFOLIOS
1 Main Street North
PO Box 500
Minot, ND 58702-0500

July 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Integrity Managed Portfolios
(Registration Nos. 33-36324 and 811-06153)

Ladies and Gentlemen:

Form N-CSR was previously filed with the Securities and Exchange Commission on June 28, 2010 (SEC Accession Number 0000866841-10-000006). This filing was submitted in error and should be disregarded.

Please call the undersigned at (701) 852-5292 with any questions or comments regarding this filing.

Very truly yours,

INTEGRITY MANAGED PORTFOLIOS

By:	/s/ Adam Forthun
Adam Forthun, Treasurer